Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 12,857	kr 16,734
Impairment losses	600	2,200
Property, plant and equipment, closing balance	12,849	12,857
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	42,551	47,200
Additions	3,975	3,877
Balances regarding acquired/divested businesses	(127)	(155)
Sales/disposals	(3,895)	(7,352)
Translation difference	1,052	(1,019)
Property, plant and equipment, closing balance	43,556	42,551
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(28,369)	(30,108)
Depreciations	(3,275)	(4,103)
Balances regarding acquired/divested businesses	76	105
Sales/disposals	2,919	5,054
Translation difference	(771)	683
Property, plant and equipment, closing balance	(29,420)	(28,369)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,325)	(358)
Impairment losses	(568)	(2,211)
Sales/disposals	655	1,254
Translation difference	(49)	(10)
Property, plant and equipment, closing balance	(1,287)	(1,325)
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,740
Property, plant and equipment, closing balance	2,849	2,740
Real estate [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,510	7,132
Additions	11	150
Balances regarding acquired/divested businesses		(9)
Sales/disposals	(484)	(1,323)
Reclassification	566	757
Translation difference	241	(197)
Property, plant and equipment, closing balance	6,844	6,510
Real estate [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,529)	(3,528)
Depreciations	(425)	(458)
Balances regarding acquired/divested businesses		9
Sales/disposals	393	349
Translation difference	(142)	99
Property, plant and equipment, closing balance	(3,703)	(3,529)
Real estate [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(241)	(144)
Impairment losses	(119)	(297)
Sales/disposals	78	200
Translation difference	(10)
Property, plant and equipment, closing balance	(292)	(241)
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	467
Property, plant and equipment, closing balance	358	467
Machinery and other technical assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,819	4,286
Additions	124	183
Balances regarding acquired/divested businesses	(11)	(134)
Sales/disposals	(649)	(457)
Reclassification	8	56
Translation difference	81	(115)
Property, plant and equipment, closing balance	3,372	3,819
Machinery and other technical assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,288)	(3,629)
Depreciations	(211)	(279)
Balances regarding acquired/divested businesses	5	85
Sales/disposals	615	442
Reclassification	1
Translation difference	(70)	93
Property, plant and equipment, closing balance	(2,948)	(3,288)
Machinery and other technical assets [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(64)	(25)
Impairment losses	(22)	(42)
Sales/disposals	20	4
Translation difference		(1)
Property, plant and equipment, closing balance	(66)	(64)
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8,042
Property, plant and equipment, closing balance	8,771	8,042
Other equipment tools and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	30,614	33,134
Additions	1,976	1,317
Balances regarding acquired/divested businesses	(116)	(12)
Sales/disposals	(2,430)	(5,387)
Reclassification	1,707	2,226
Translation difference	718	(664)
Property, plant and equipment, closing balance	32,469	30,614
Other equipment tools and installations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(21,552)	(22,951)
Depreciations	(2,639)	(3,366)
Balances regarding acquired/divested businesses	71	11
Sales/disposals	1,911	4,263
Reclassification	(1)
Translation difference	(559)	491
Property, plant and equipment, closing balance	(22,769)	(21,552)
Other equipment tools and installations [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,020)	(189)
Impairment losses	(427)	(1,872)
Sales/disposals	557	1,050
Translation difference	(39)	(9)
Property, plant and equipment, closing balance	(929)	(1,020)
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,608
Property, plant and equipment, closing balance	871	1,608
Construction in progress and advance payments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,608	2,648
Additions	1,864	2,227
Sales/disposals	(332)	(185)
Reclassification	(2,281)	(3,039)
Translation difference	12	(43)
Property, plant and equipment, closing balance	kr 871	kr 1,608